Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Allowance for Losses on Loans
Allowance for Losses on Loans

The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2015 and 2014:

September 30, 2015	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$62,763	$(5,524)	$13,403	$(23,295)	$47,347
Construction - speculative	6,742	(388)	120	206	6,680
Construction - custom	1,695	—	—	(705)	990
Land - acquisition & development	5,592	(38)	207	20	5,781
Land - consumer lot loans	3,077	(459)	221	107	2,946
Multi-family	4,248	—	220	836	5,304
Commercial real estate	7,548	(1,711)	735	2,388	8,960
Commercial & industrial	16,527	(3,354)	1,374	10,433	24,980
HELOC	928	(66)	2	38	902
Consumer	3,227	(3,060)	3,688	(916)	2,939
Covered loans	2,244	—	—	(2,244)	—
	$114,591	$(14,600)	$19,970	$(13,132)	$106,829

September 30, 2014	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$64,184	$(8,529)	$17,684	$(10,576)	$62,763
Construction - speculative	8,407	(949)	97	(813)	6,742
Construction - custom	882	—	—	813	1,695
Land - acquisition & development	9,165	(541)	3,071	(6,103)	5,592
Land - consumer lot loans	3,552	(658)	22	161	3,077
Multi-family	3,816	—	—	432	4,248
Commercial real estate	5,595	(105)	33	2,025	7,548
Commercial & industrial	16,614	(826)	5,043	(4,304)	16,527
HELOC	1,002	(48)	—	(26)	928
Consumer	3,524	(3,443)	3,513	(367)	3,227
Covered loans	—	—	—	2,244	2,244
	$116,741	$(15,099)	$29,463	$(16,514)	$114,591

The Company recorded a reversal of $11,162,000 of provision for loan losses during the fiscal year ended September 30, 2015, while a $15,401,000 reversal of provision was recorded for the year ended September 30, 2014. The credit quality of the portfolio has been improving significantly and economic conditions are more stable.

Non-performing assets (“NPAs”) amounted to $128,577,000, or 0.88%, of total assets at September 30, 2015, compared to $147,311,000, or 1.00%, of total assets one year ago. Acquired loans, including covered loans are not classified as non-performing loans because, at acquisition, the carrying value of these loans was adjusted to reflect fair value. For the year ended September 30, 2015, $30,778,000 in acquired loans were subject to the general allowance as the discount related to these balances was not sufficient to absorb potential losses.

There is no allowance for covered loans as of September 30, 2015 compared to an allowance of $2,244,000 as of September 30, 2014. The allowance for credit losses related to the covered loans as of September 30, 2014 resulted from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools. The allowance allocation was reversed during the current fiscal year due to improvements in the expected future cash flows of certain acquired loan pools.

Non-accrual loans decreased from $87,431,000 at September 30, 2014, to $67,810,000 at September 30, 2015.

The Company had net recoveries of $5,370,000 for the twelve months ended September 30, 2015, compared with $14,365,000 of net recoveries for the same period one year ago. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected to be able to meet its contractual obligations.

At September 30, 2015, $106,554,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $275,000 was made up of specific reserves on loans that were deemed to be impaired. For the year ending September 30, 2014, $112,287,000 of the allowance was calculated under the formulas contained in our general allowance methodology, $60,000 was made up of specific reserves on loans that were deemed to be impaired and the remaining $2,244,000 was related to covered loans.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2015 and 2014:

September 30, 2015	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$47,073	$5,595,752	0.8%	$275	$51,718	0.5%
Construction - speculative	6,680	124,679	5.4	—	5,441	—
Construction - custom	990	205,692	0.5	—	—	—
Land - acquisition & development	5,781	72,602	8.0	—	2,198	—
Land - consumer lot loans	2,946	93,103	3.2	—	10,824	—
Multi-family	5,304	1,062,194	0.5	—	5,348	—
Commercial real estate	8,960	844,691	1.1	—	8,826	—
Commercial & industrial	24,980	643,577	3.9	—	—	—
HELOC	902	126,594	0.7	—	1,072	—
Consumer	2,938	194,569	1.5	—	86	—
	$106,554	$8,963,453	1.2%	$275	$85,513	0.3%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

September 30, 2014	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$62,067	$5,487,331	1.1%	$—	$72,869	—%
Construction - speculative	6,682	130,901	5.5	60	9,159	0.7
Construction - custom	1,695	385,464	0.5	—	360	—
Land - acquisition & development	5,592	73,999	7.6	—	3,833	—
Land - consumer lot loans	3,077	95,684	3.2	—	12,939	—
Multi-family	4,248	911,162	0.5	—	6,124	—
Commercial real estate	7,548	563,534	1.4	—	27,802	—
Commercial & industrial	17,223	421,816	4.6	—	—	—
HELOC	928	114,393	0.9	—	1,650	—
Consumer	3,227	132,590	2.4	—	—	—
	$112,287	$8,316,874	1.4%	$60	$134,736	—%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans
The Company has an asset quality review function that analyzes the loan portfolio and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and Management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2015 and 2014:

September 30, 2015	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,558,700	$—	$93,145	$—	$—	$5,651,845
Construction - speculative	197,935	—	2,574	—	—	200,509
Construction - custom	396,307	—	—	—	—	396,307
Land - acquisition & development	89,656	—	4,552	—	—	94,208
Land - consumer lot loans	103,569	—	420	—	—	103,989
Multi-family	1,118,673	865	6,184	—	—	1,125,722
Commercial real estate	971,510	4,360	10,400	—	—	986,270
Commercial & industrial	575,034	1,496	36,306	—	—	612,836
HELOC	127,398	—	248	—	—	127,646
Consumer	194,451	—	204	—	—	194,655
Total Non-acquired loans	9,333,233	6,721	154,033	—	—	9,493,987
Acquired loans	$149,891	—	16,402	—	—	166,293
Credit impaired acquired loans	61,019	—	26,062	—	—	87,081
Covered loans	$61,776	$—	$14,133	$—	$—	75,909
Total gross loans	$9,605,919	$6,721	$210,630	$—	$—	$9,823,270

Total grade as a % of total gross loans	97.8%	0.1%	2.1%	—%	—%

September 30, 2014	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,426,895	$2,793	$130,515	$—	$—	$5,560,203
Construction - speculative	134,950	—	5,110	—	—	140,060
Construction - custom	385,824	—	—	—	—	385,824
Land - acquisition & development	71,692	—	6,140	—	—	77,832
Land - consumer lot loans	108,013	—	610	—	—	108,623
Multi-family	912,728	—	4,558	—	—	917,286
Commercial real estate	557,914	1,971	31,451	—	—	591,336
Commercial & industrial	359,221	14,740	5,265	—	—	379,226
HELOC	115,794	—	248	—	—	116,042
Consumer	132,349	—	241	—	—	132,590
Total Non-acquired loans	8,205,380	19,504	184,138	—	—	8,409,022
Acquired loans	156,954	16,213	10,963	58	—	184,188
Credit impaired acquired loans	61,332	2,143	13,032	—	—	76,507
Covered loans	$135,134	$815	$76,729	$525	—	213,203
Total gross loans	$8,558,800	$38,675	$284,862	$583	$—	$8,882,920

Total grade as a % of total gross loans	96.4%	0.4%	3.2%	—%	—%

The following tables provide information on non-acquired loans based on payment activity as of September 30, 2015 and 2014:

September 30, 2015	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,592,771	99.0%	$59,074	1.0%
Construction - speculative	199,755	99.6	754	0.4
Construction - custom	395,575	99.8	732	0.2
Land - acquisition & development	94,208	100.0	—	—
Land - consumer lot loans	102,716	98.8	1,273	1.2
Multi-family	1,123,165	99.8	2,558	0.2
Commercial real estate	984,093	99.8	2,176	0.2
Commercial & industrial	612,836	100.0	—	—
HELOC	127,083	99.6	563	0.4
Consumer	193,975	99.7	680	0.3
	$9,426,177	99.3%	$67,810	0.7%

September 30, 2014	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,486,136	98.7%	$74,067	1.3%
Construction - speculative	138,583	98.9	1,477	1.1
Construction - custom	385,824	100.0	—	—
Land - acquisition & development	77,021	99.0	811	1.0
Land - consumer lot loans	105,986	97.6	2,637	2.4
Multi-family	915,544	99.8	1,742	0.2
Commercial real estate	586,230	99.1	5,106	0.9
Commercial & industrial	379,219	100.0	7	—
HELOC	115,247	99.3	795	0.7
Consumer	131,801	99.4	789	0.6
	$8,321,591	99.0%	$87,431	1.0%

The following tables provide information on impaired loans based on loan types as of September 30, 2015 and 2014:

September 30, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$17,250	$19,644	$—		$14,069
Construction - speculative	453	2,151	—		471
Construction - custom	554	554	—		182
Land - acquisition & development	2,570	9,426	—		926
Land - consumer lot loans	727	814	—		544
Multi-family	3,770	7,054	—		1,545
Commercial real estate	9,427	15,620	—		8,130
Commercial & industrial	2,955	13,066	—		2,681
HELOC	683	1,532	—		536
Consumer	477	703	—		390
	38,866	70,564	—		29,474
With an allowance recorded:
Single-family residential	259,461	263,268	6,678		260,028
Construction - speculative	4,988	5,778	—		5,432
Construction - custom	—	—	—		—
Land - acquisition & development	2,486	3,426	—		3,478
Land - consumer lot loans	11,289	11,554	—		11,324
Multi-family	3,823	3,823	—		3,732
Commercial real estate	19,124	21,078	—		18,886
Commercial & industrial	—	—	—		—
HELOC	1,443	1,443	—		1,359
Consumer	99	289	—		102
	302,713	310,659	6,678	(1)	304,341
Total:
Single-family residential	276,711	282,912	6,678		274,097
Construction - speculative	5,441	7,929	—		5,903
Construction - custom	554	554	—		182
Land - acquisition & development	5,056	12,852	—		4,404
Land - consumer lot loans	12,016	12,368	—		11,868
Multi-family	7,593	10,877	—		5,277
Commercial real estate	28,551	36,698	—		27,016
Commercial & industrial	2,955	13,066	—		2,681
HELOC	2,126	2,975	—		1,895
Consumer	576	992	—		492
	$341,579	$381,223	$6,678	(1)	$333,815
____________________

(1)	Includes $275,000 of specific reserves and $6,403,000 included in the general reserves.

September 30, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$24,044	$26,628	$—		$16,843
Construction - speculative	1,603	2,173	—		1,804
Construction - custom	—	—	—		—
Land - acquisition & development	837	2,325	—		1,038
Land - consumer lot loans	974	1,072	—		713
Multi-family	1,111	1,111	—		327
Commercial real estate	13,234	20,085	—		11,720
Commercial & industrial	3,195	17,166	—		3,900
HELOC	1,019	1,730	—		612
Consumer	663	833	—		517
	46,680	73,123	—		37,474
With an allowance recorded:
Single-family residential	322,320	327,869	10,527		316,348
Construction - speculative	7,556	7,986	60		7,532
Construction - custom	—	—	—		—
Land - acquisition & development	4,696	5,636	—		4,114
Land - consumer lot loans	13,002	13,385	—		12,858
Multi-family	5,243	5,463	—		4,957
Commercial real estate	34,159	35,028	—		18,572
Commercial & industrial	—	—	—		—
HELOC	1,486	1,486	—		1,204
Consumer	43	214	—		79
	388,505	397,067	10,587	(1)	365,664
Total:
Single-family residential	346,364	354,497	10,527		333,191
Construction - speculative	9,159	10,159	60		9,336
Construction - custom	—	—	—		—
Land - acquisition & development	5,533	7,961	—		5,152
Land - consumer lot loans	13,976	14,457	—		13,571
Multi-family	6,354	6,574	—		5,284
Commercial real estate	47,393	55,113	—		30,292
Commercial & industrial	3,195	17,166	—		3,900
HELOC	2,505	3,216	—		1,816
Consumer	706	1,047	—		596
	$435,185	$470,190	$10,587	(1)	$403,138

____________________

(1)	Includes $60,000 of specific reserves and $10,527,000 included in the general reserves.